Award Timing Disclosure	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Policies and Practices Related to the Grant of Certain Equity Awards

Our long-term incentive compensation does not currently include regular stock option grants. In fiscal 2024, such compensation consisted solely of RSUs. Outside of the annual grant cycle, we may make RSU or stock option awards in connection with a new hire package, retention grant or severance package. Equity awards, including stock options, are not granted in anticipation of the release of material non-public information, and the release of material non-public information is not timed on the basis of option or other equity grant dates. Consistent with this practice, during fiscal 2024, we awarded stock options to Mr. Hayes on the day he became our President and CEO in the period beginning four business days before our filing of a periodic report on Form 10-K. Pursuant to SEC Rules, we are providing the following information relating to such stock options awarded to Mr. Hayes:

Name	Grant date	Number of securities underlying the award	Exercise price of the award ($/Sh)	Grant date fair value of the award ($)

Percentage change in the
closing market price of the
securities underlying the
award between the trading
day ending immediately prior
to the disclosure of material
nonpublic information and
the trading day beginning
immediately following the
disclosure of material
nonpublic information (%)

Christopher Hayes	April 12, 2024	295,229	$3.75	$773,500	(3.98)

Award Timing, How MNPI Considered	Our long-term incentive compensation does not currently include regular stock option grants. In fiscal 2024, such compensation consisted solely of RSUs. Outside of the annual grant cycle, we may make RSU or stock option awards in connection with a new hire package, retention grant or severance package. Equity awards, including stock options, are not granted in anticipation of the release of material non-public information, and the release of material non-public information is not timed on the basis of option or other equity grant dates. Consistent with this practice, during fiscal 2024, we awarded stock options to Mr. Hayes on the day he became our President and CEO in the period beginning four business days before our filing of a periodic report on Form 10-K.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table
Name	Grant date	Number of securities underlying the award	Exercise price of the award ($/Sh)	Grant date fair value of the award ($)

Percentage change in the
closing market price of the
securities underlying the
award between the trading
day ending immediately prior
to the disclosure of material
nonpublic information and
the trading day beginning
immediately following the
disclosure of material
nonpublic information (%)

Christopher Hayes	April 12, 2024	295,229	$3.75	$773,500	(3.98)

Christopher Hayes [Member]
Awards Close in Time to MNPI Disclosures
Name	Christopher Hayes
Underlying Securities	295,229
Exercise Price | $ / shares	$ 3.75
Fair Value as of Grant Date | $	$ 773,500
Underlying Security Market Price Change	(3.98)